Leases - Future Maturing Operating Lease Payments (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 540
2024	565
2025	586
2026	604
2027	622
Thereafter	966
Gross lease payments	3,883
Less - Present value adjustments	(861)
Total operating lease liabilities	$ 3,022